UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                   -------------------

                          Scudder Investments VIT Funds
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Daniel O. Hirsch
                            Deutsche Asset Management
                                One South Street
                               Baltimore, MD 21202
              ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                           -----------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[Scudder logo omitted]



Scudder VIT EAFE(R) Equity Index Fund




                                              Class A and B Shares


                                              ANNUAL REPORT
                                              December 31, 2003

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................    3
              PERFORMANCE COMPARISON .....................................    6

              SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                 Schedule of Investments .................................    7
                 Statement of Assets and Liabilities .....................   16
                 Statement of Operations .................................   17
                 Statements of Changes in Net Assets .....................   18
                 Financial Highlights ....................................   19
                 Notes to Financial Statements ...........................   21
                 Report of Independent Auditors ..........................   26
                 Trustees and Officers of the Trust ......................   27


                        ---------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
                        ---------------------------------


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                                        2

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEE AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048.

In the following interview, the portfolio management team discusses Scudder VIT EAFE(R) Equity Index Fund's market environment and performance during the 12-month period ended December 31, 2003.

Q: HOW DID SCUDDER VIT EAFE(R) EQUITY INDEX FUND PERFORM OVER 2003?

A: Scudder VIT EAFE(R) Equity Index Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE(R)) Index,1 for the 12 months ended December 31, 2003. The fund produced a total return of 33.35% (Class A shares) for the annual period, as compared with 38.59% for the benchmark. The broad-based MSCI EAFE(R) Index is a group of international-company stocks that is not available for direct investment. (Please see pages 4 and 6 for the performance of Class B shares and more complete performance information.)

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE INTERNATIONAL EQUITY MARKETS DURING THE PAST 12 MONTHS?

A: International equities, like the broad US equity markets, experienced a welcome turnabout from the past three years, gaining ground for the 12 months ended December 31, 2003. Given the US dollar's 12% decline over the year against foreign currencies on a trade-weighted basis, US-based investors gained by owning non-dollar-based assets. However, local investors also earned positive results for the year. Still, the MSCI EAFE(R) Index saw divergent performance within the annual period.

During the first quarter, the MSCI EAFE(R) Index declined 8.04%, given a wide diversity of geopolitical concerns, including the war in Iraq and continued weakness in the global economy. During the second quarter, the MSCI EAFE(R) Index rose by an impressive 19.27%. Indeed, with the exception of Hong Kong, which remained affected by the economic implications of the SARS virus, all major overseas equity markets generated double-digit returns for the quarter. All major market sectors also scored double-digit gains for the quarter, except for consumer nondurables, which still produced positive returns. The primary reason for the rally was the signs of improvement shown in the US economy. International economies embraced the signals and advanced sharply.

The MSCI EAFE(R) Index increased 8.1% during the third quarter. The equity markets of the Pacific region, including Hong Kong, were particularly strong, as the negative implications of the SARS virus subsided. Japan's equity market also experienced double-digit gains on the strength of the yen and widespread belief that the country may see an economic turnaround. European equity market performance overall was positive but more modest, tending to follow the lead of the US market. In fact, most of the equity markets represented in the MSCI EAFE(R) Index generated positive results, with Finland and Spain posting the only losses.

During the fourth quarter, the MSCI EAFE(R) Index produced a strong 17.08% total return. US and international economies finished the year on an optimistic note, as indicators continued to point to a revival of economic activity with virtually no signs of inflation. In a reversal from the prior quarter, Europe's equity markets outperformed those of the Pacific region for the quarter, although the equity markets of all countries in the index had positive quarterly results.

--------------------------------------------------------------------------------
1 The MSCI EAFE(R) Index is the exclusive property of Morgan Stanley Capital
  International, a service of Morgan Stanley, and has been licensed for use by the fund's investment advisor. The MSCI EAFE(R) Index is an unmanaged, capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 COUNTRY ALLOCATION
 As of December 31, 2003
 (percentages are based on market value of total equities in the Fund)
 A Fund's country allocation is subject to change.
--------------------------------------------------------------------------------
   United Kingdom ............................   25.57%
   Japan .....................................   21.80
   France ....................................    9.60
   Switzerland ...............................    7.79
   Germany ...................................    7.07
   Netherlands ...............................    5.37
   Australia .................................    5.22
   Spain .....................................    3.76
   All Other Countries .......................   13.82
                                                ------
                                                100.00%
                                                ======

Q: WHICH COUNTRIES WITHIN THE MSCI EAFE(R) INDEX WERE THE BEST AND WORST PERFORMERS?

A: Each of the 21 countries represented in the MSCI EAFE(R) Index posted double-digit gains for the 12 months ended December 31, 2003. The best performance came from Greece, Sweden and Germany. Finland, the Netherlands and the United Kingdom were the worst performers within the MSCI EAFE(R) Index.

On a regional basis, the Pacific Basin ex-Japan gained 45.77% in US dollar terms, as measured by the MSCI Pacific ex-Japan Index,1 outperforming Europe's total return of 38.54% in US dollar terms, as measured by the MSCI Europe Index,2 for the annual period. However, the greater weakness of the US dollar vs. European currencies helped bolster a 19.78% local currency return in Europe. Japan, as measured by the MSCI Japan Index,3 produced a 12-month total return of 35.91% in US dollar terms.

--------------------------------------------------------------------------------
1 The MSCI Pacific ex-Japan Index is an unmanaged index that reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan.
2 The MSCI Europe Index is an unmanaged index representing the 16 developed markets of Europe.
3 The MSCI Japan Index is an unmanaged index of equity securities listed on the Tokyo Stock Exchange.

INVESTMENT REVIEW

                                                               CUMULATIVE TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                           1 Year     3 Years     5 Years         Since     1 Year     3 Years     5 Years     Since
   December 31, 2003                                                        Inception 4                                  Inception 4
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund 5
   Class A                                 33.35%     (21.26)%    (16.26)%     (4.89)%      33.35%      (7.66)%     (3.49)%  (0.79)%
   Class B                                 32.97%       n/a         n/a         4.82%       32.97%        n/a         n/a     2.86%
------------------------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index 6                      38.59%      (8.48)%     (0.27)%     16.48%       38.59%      (2.91)%     (0.05)%   2.44%
------------------------------------------------------------------------------------------------------------------------------------
 Lipper International Equity
   Fund Average 7                          34.74%     (10.61)%      9.01%      18.15%       34.74%      (3.97)%      1.28%    2.35%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4 The Fund's inception dates are: Class A Shares: August 22, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning August 22, 1997 for the MSCI EAFE(R) Index and August 31, 1997 for the Lipper
  International Equity Fund Average.
5 ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE AND IS NO GUARANTEE
  OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEE AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Total return is based on net change in net asset value, assuming the reinvestment of all distributions.
6 The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
  International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.
7 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2003
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.

   BP PLC ......................................  1.81%
   HSBC Holdings PLC ...........................  1.73
   Vodafone Group PLC ..........................  1.71
   GlaxoSmithKline PLC .........................  1.38
   Total SA ....................................  1.26
   Royal Dutch Petroleum Co. ...................  1.15
   Novartis AG .................................  1.13
   Nestle SA ...................................  1.05
   Toyota Motor Corp. ..........................  0.94
   Royal Bank of Scotland Group PLC ............  0.86

   Information concerning portfolio holdings of the Fund as of a month end is available upon request no earlier than 15 days after the month end.

All economic sectors had positive results for the year. Industrials was one of the top-performing sectors within the MSCI EAFE(R) Index for the 12-month period, followed closely by information technology and materials. Consumer staples was among the worst-performing sectors in the index during the year.

Q: WHAT WERE THE MAJOR CHANGES TO THE MSCI EAFE(R) INDEX DURING THE ANNUAL
PERIOD?

A: On May 30, 2003, the annual full-country review of the MSCI EAFE(R) Index became effective after the market close in each member country. Specifically, there were 69 additions, 51 deletions, and 252 miscellaneous adjustments to the MSCI EAFE(R) Index.


--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

[Graphic omitted. Plot points follow]

                 Scudder VIT
                EAFE(R) Equity
                  Index Fund   MSCI EAFE(R) Index
8/22/97             10,000        10,000
8/31/97              9,590        10,000
9/30/97             10,160        10,560
10/31/97             9,350         9,748
11/30/97             9,270         9,649
12/31/97             9,340         9,732
1/31/98              9,790        10,177
2/28/98             10,390        10,831
3/31/98             10,700        11,164
4/30/98             10,790        11,252
5/31/98             10,730        11,197
6/30/98             10,920        11,282
7/31/98             10,960        11,396
8/31/98              9,730         9,984
9/30/98              9,490         9,678
10/31/98            10,410        10,686
11/30/98            10,930        11,233
12/31/98            11,358        11,676
1/31/99             11,388        11,641
2/28/99             11,073        11,364
3/31/99             11,541        11,838
4/30/99             11,998        12,317
5/31/99             11,337        11,683
6/30/99             11,825        12,138
7/31/99             12,140        12,499
8/31/99             12,231        12,545
9/30/99             12,292        12,672
10/31/99            12,780        13,147
11/30/99            13,278        13,603
12/31/99            14,492        14,825
1/31/00             13,469        13,884
2/29/00             13,917        14,257
3/31/00             14,386        14,810
4/30/00             13,576        14,031
5/31/00             13,246        13,689
6/30/00             13,672        14,224
7/31/00             13,107        13,628
8/31/00             13,214        13,747
9/30/00             12,510        13,077
10/31/00            12,212        12,768
11/30/00            11,690        12,290
12/31/00            12,078        12,726
1/31/01             12,035        12,720
2/28/01             11,081        11,766
3/31/01             10,311        10,981
4/30/01             11,038        11,744
5/31/01             10,604        11,329
6/30/01             10,116        10,866
7/31/01              9,888        10,668
8/31/01              9,606        10,398
9/30/01              8,674         9,345
10/31/01             8,782         9,584
11/30/01             9,097         9,938
12/31/01             9,097         9,997
1/31/02              8,587         9,466
2/28/02              8,587         9,532
3/31/02              9,032        10,093
4/30/02              9,032        10,114
5/31/02              9,118        10,242
6/30/02              8,685         9,834
7/31/02              7,807         8,864
8/31/02              7,774         8,843
9/30/02              6,852         7,894
10/31/02             7,156         8,318
11/30/02             7,449         8,695
12/31/02             7,132         8,407
1/31/03              6,845         8,056
2/28/03              6,669         7,872
3/31/03              6,482         7,718
4/30/03              7,090         8,474
5/31/03              7,518         8,987
6/30/03              7,669         9,205
7/30/03              7,854         9,428
8/30/03              8,005         9,655
9/30/03              8,167         9,952
10/30/03             8,665        10,572
11/30/03             8,839        10,807
12/31/03             9,511        11,651

                                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                          1 Year    3 Years    5 Years    Since
   December 31, 2003                                                 Inception 2
--------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund--
    Class A Shares                         33.35%    (7.66)%    (3.49)%  (0.79)%
--------------------------------------------------------------------------------

                                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                               1 Year      Since
   December 31, 2003                                                 Inception 4
--------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund--
    Class B Shares                                              32.97%    2.86%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. Returns are net of the Fund's management fee and other operating expenses.
2 Class A Shares commenced operations on August 22, 1997.
3 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.
4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for B
  Shares from inception through December 31, 2003: $10,482.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--74.07%
              AUSTRALIA--3.71%
     14,629   Alumina Ltd. .....................................    $    72,416
      9,188   Amcor Ltd. .......................................         57,181
     12,261   AMP Ltd. .........................................         46,283
     10,227   AMP Ltd.--New 1 ..................................         38,605
        459   Ansell Ltd. ......................................          2,231
      4,344   Aristocrat Leisure Ltd. ..........................          5,630
     17,613   Australia and New Zealand
               Banking Group Ltd. ..............................        234,622
      6,138   Australian Gas and Light Co., Ltd. ...............         51,935
     36,781   BHP Billiton Ltd. ................................        337,817
      5,691   BlueScope Steel Ltd. .............................         24,012
      6,987   Boral Ltd. .......................................         26,743
     10,481   Brambles Industries Ltd. .........................         41,696
     18,546   CFS Gandel Retail Trust ..........................         18,724
      5,871   Coca Cola Amatil Ltd. ............................         27,558
        320   Cochlear Ltd. ....................................          5,174
     10,294   Coles Myer Ltd. ..................................         58,635
     11,694   Commonwealth Bank of Australia ...................        259,479
      4,366   Computershare Ltd. ...............................         10,888
      1,474   CSL Ltd. .........................................         19,824
     12,109   CSR Ltd. .........................................         16,879
     25,576   Foster's Group Ltd. ..............................         86,716
     26,116   General Property Trust ...........................         58,834
     21,630   Insurance Australia Group Ltd. ...................         69,263
      6,251   James Hardie Industries NV .......................         32,403
      4,284   Lend Lease Corp., Ltd. ...........................         32,439
      2,289   Macquarie Bank Ltd. ..............................         61,328
     25,119   Macquarie Infrastructure Group ...................         64,348
     12,352   Mayne Group Ltd. .................................         30,340
      6,597   Mirvac Group .....................................         21,473
     14,435   National Australia Bank Ltd. .....................        325,737
     15,675   News Corp., Ltd. (The) ...........................        141,606
      2,171   Onesteel Ltd. ....................................          3,304
      1,838   Orica Ltd. .......................................         19,332
      3,870   Origin Energy Ltd. ...............................         13,850
        605   PaperlinX Ltd. ...................................          2,270
      1,176   Patrick Corp., Ltd. ..............................         12,963
      6,186   QBE Insurance Group Ltd. .........................         49,405
     12,109   Rinker Group Ltd. ................................         59,759
      3,751   Rio Tinto Ltd. ...................................        105,134
      6,574   Santos Ltd. ......................................         34,028
      5,697   Southcorp Ltd. ...................................         11,589
     15,705   Stockland ........................................         61,768
      5,751   Suncorp-Metway Ltd. ..............................         53,687
      4,972   TABCORP Holdings Ltd. ............................         42,069
     20,049   Telstra Corp., Ltd. ..............................         72,810
      4,582   Wesfarmers Ltd. ..................................         91,452
      4,696   Westfield Holdings Ltd. ..........................         49,429
     26,704   Westfield Trust ..................................         71,628
        809   Westfield Trust--New Units 1 .....................          2,139
     17,518   Westpac Banking Corp., Ltd. ......................        211,051

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     15,111   WMC Resources Ltd. 1 .............................     $   64,100
      5,898   Woodside Petroleum Ltd. ..........................         65,769
     11,920   Woolworths Ltd. ..................................        105,977
                                                                    -----------
                                                                      3,484,332
                                                                    -----------
              AUSTRIA--0.08%
        150   Erste Bank Der Oesterreichischen
               Sparkassen AG ...................................         18,536
        180   Flughaffen Wien AG ...............................          8,446
         60   Oesterreichische
               Elektrizitaetswirtschafts AG--
               Class A .........................................          7,008
        160   OMV AG ...........................................         23,831
      1,019   Telekom Austria AG 1 .............................         12,596
         40   VA Technologie AG 1 ..............................          1,292
        270   Wienerberger AG ..................................          7,213
                                                                    -----------
                                                                         78,922
                                                                    -----------
              BELGIUM--0.80%
      1,095   Agfa Gevaert NV ..................................         31,215
         43   Barco NV .........................................          3,770
        168   Bekaert NV .......................................         10,701
        235   Colruyt SA .......................................         22,646
        492   Delhaize Group ...................................         25,308
      7,003   Dexia ............................................        120,662
        334   Electrabel SA ....................................        104,986
     10,239   Fortis ...........................................        205,865
      1,008   Fortis-Strip VVPR1 ...............................             13
        808   Groupe Bruxelles Lambert SA ......................         45,526
      1,772   Interbrew ........................................         47,295
      1,044   KBC Bankverzekeringsholding ......................         48,750
         14   S.A. D'Ieteren NV ................................          2,871
        502   Solvay SA ........................................         43,532
      1,072   UCB SA ...........................................         40,416
                                                                    -----------
                                                                        753,556
                                                                    -----------
              DENMARK--0.51%
         12   A/S Dampskibsselskabet Svendborg--
               Class B .........................................         86,598
        300   Carlsberg AS--Class B ............................         13,823
         79   Coloplast AS--Class B ............................          6,758
        701   Danisco AS .......................................         31,172
      4,343   Danske Bank AS ...................................        101,896
        594   Group 4 Falck AS .................................         12,176
        772   H. Lundbeck AS ...................................         12,816
        513   ISS AS ...........................................         25,289
        280   NKT Holding AS ...................................          5,087
      2,168   Novo Nordisk AS--Class B .........................         88,326
        715   Novozymes AS--Class B ............................         26,102
      1,165   TDC AS ...........................................         42,036
      1,288   Vestas Wind Systems AS ...........................         20,946
        286   William Demant Holdings AS 1 .....................          9,665
                                                                    -----------
                                                                        482,690
                                                                    -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              FINLAND--1.20%
      4,200   Fortum Oyj .......................................    $    43,335
        300   Kesko Oyj--B Shares ..............................          5,252
        500   Kone Corp.--B Shares .............................         28,696
      1,100   Metso Corp. ......................................         13,431
     45,500   Nokia Oyj ........................................        786,838
      1,100   Outokumpu Oyj ....................................         14,943
        300   Pohjola Group PLC--D Shares ......................          8,022
      3,500   Sampo Oyj--A Shares ..............................         36,201
      6,700   Stora Enso Oyj--R Shares .........................         90,257
        600   TietoEnator Oyj ..................................         16,423
      4,400   UPM--Kymmene Oyj .................................         83,915
        100   Wartsila Oyj--B Shares ...........................          1,917
                                                                    -----------
                                                                      1,129,230
                                                                    -----------
              FRANCE--7.14%
      2,198   Accor SA .........................................         99,531
     12,089   Alcatel SA--Class A 1 ............................        155,687
        776   Autoroutes du Sud de la France ...................         26,036
      6,704   Aventis SA .......................................        443,100
     13,826   Axa ..............................................        295,947
        137   BIC ..............................................          6,332
      7,933   BNP Paribas SA ...................................        499,515
      2,201   Bouygues SA ......................................         76,957
      1,084   Cap Gemini SA1 ...................................         48,143
      5,624   Carrefour SA .....................................        308,724
        265   Casino Guichard-Perrachon SA .....................         25,771
      3,440   Compagnie de Saint Gobain ........................        168,399
      1,473   Compagnie Generale des Etablissements Michelin--
                Class B ........................................         67,593
      3,517   Credit Agricole SA ...............................         83,977
        405   Dassault Systemes SA .............................         18,472
      1,088   Essilor International SA .........................         56,266
     10,483   France Telecom SA1 ...............................        299,628
        130   Gecina SA ........................................         19,120
      1,167   Groupe Danone ....................................        190,476
      1,001   L'Air Liquide SA .................................        176,766
      3,363   L'Oreal SA .......................................        275,725
      1,615   LaFarge SA .......................................        143,818
      1,382   Lagardere S.C.A. .................................         79,786
      2,224   LVMH Moet-Hennessy Louis
               Vuitton SA ......................................        161,863
        488   Pernod-Ricard SA .................................         54,260
        692   Pinault-Printemps-Redoute SA .....................         66,904
      1,738   PSA Peugeot Citroen ..............................         88,566
        711   Publicis SA ......................................         23,048
      1,623   Renault SA .......................................        111,980
        243   Sagem SA .........................................         26,002
      3,507   Sanofi-Synthelabo SA .............................        264,087
      2,199   Schneider Electric SA ............................        143,956
      3,214   Societe Generale--A Shares .......................        283,779
      1,116   Societe Television Francaise .....................         38,964
        778   Sodexho Alliance SA ..............................         23,464
      8,982   Suez SA ..........................................        180,478

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      2,040   Suez SA-Strip VVPR1 ..............................    $        26
        101   Technip SA .......................................         10,931
        608   Thomson CSF ......................................         20,438
      1,691   Thomson Multimedia ...............................         35,983
      6,368   Total SA .........................................      1,183,960
        468   Total SA-Strip VVPR1 .............................              6
        344   Unibail (Union du Credit-Bail
               Immobilier) .....................................         32,261
        488   Valeo SA .........................................         19,543
      2,593   Veolia Environment ...............................         69,666
        735   Vinci SA .........................................         60,864
      8,532   Vivendi Universal SA 1 ...........................        207,381
      4,116   Wanadoo 1 ........................................         33,746
                                                                    -----------
                                                                      6,707,925
                                                                    -----------
              GERMANY--5.12%
        550   Adidas Salomon AG ................................         62,645
      2,543   Allianz AG .......................................        321,018
        600   Altana AG ........................................         36,062
      5,450   BASF AG ..........................................        306,459
      6,150   Bayer AG .........................................        180,125
      3,546   Bayerische Hypo- und
               Vereinsbank AG 1 ................................         82,030
        451   Bayerische Hypo- und Vereinsbank AG 1 ............         10,581
        250   Beiersdorf AG ....................................         30,336
        275   Celesio AG .......................................         13,337
      3,250   Commerzbank AG ...................................         63,746
        800   Continental AG ...................................         30,343
      8,537   DaimlerChrysler AG ...............................        398,422
      4,977   Deutsche Bank AG .................................        412,448
        700   Deutsche Boerse AG ...............................         38,276
      2,000   Deutsche Lufthansa AG ............................         33,426
      4,500   Deutsche Post AG .................................         92,804
     23,779   Deutsche Telekom AG 1 ............................        435,209
      5,810   E.ON AG ..........................................        379,174
        450   Epcos AG 1 .......................................         10,160
        350   Fresenius Medical Care AG ........................         24,899
        390   HeidelbergCement AG 1,2 ..........................         16,484
         29   HeidelbergCement AG 1,2 ..........................          1,123
         52   HeidelbergCement AG-Strip VVPR 1 .................              1
        650   Henkel KGaA ......................................         50,833
        699   Hypo Real Estate Holding AG 1,2 ..................         17,449
        112   Hypo Real Estate Holding AG 1,2 ..................          2,783
      3,450   Infineon Technologies AG 1 .......................         47,955
        550   KarstadtQuelle AG ................................         13,597
        966   Linde AG .........................................         52,029
        750   MAN AG ...........................................         22,752
        500   Marschollek, Lauenschlaeger
               und Partner AG 1 ................................          9,775
        500   Merck KGaA .......................................         20,831
      1,110   Metro AG .........................................         48,934
      1,380   Muenchener Rueckversicherungs-
               Gesellschaft AG .................................        167,313
        820   Qiagen NV 1 ......................................         10,064

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      3,300   RWE AG ...........................................    $   130,576
      2,000   SAP AG ...........................................        335,898
      1,950   Schering AG ......................................         98,754
      7,500   Siemens AG .......................................        600,719
      2,600   ThyssenKrupp AG ..................................         51,390
      1,343   TUI AG ...........................................         28,002
      2,260   Volkswagen AG ....................................        125,856
                                                                    -----------
                                                                      4,814,618
                                                                    -----------
              GREECE--0.32%
      1,250   Alpha Bank A.E. ..................................         37,809
      1,300   Bank of Piraeus ..................................         15,873
        650   Coca-Cola Hellenic Bottling Co. SA ...............         13,544
        900   Commercial Bank of Greece ........................         22,614
      1,330   EFG Eurobank Ergasias ............................         25,902
      1,310   Hellenic Petroleum SA ............................         11,501
      2,130   Hellenic Telecommunications
               Organization SA (OTE) ...........................         28,156
        810   Intracom SA ......................................          5,517
      1,617   National Bank of Greece SA .......................         42,301
      1,444   OPAP SA ..........................................         20,764
      2,570   Panafon Hellenic Telecom SA ......................         20,034
        828   Public Power Corp. ...............................         20,470
        410   Titan Cement Co. SA ..............................         16,787
      2,360   Viohalco, Hellenic Copper and
               Aluminum Industry SA ............................         15,301
                                                                    -----------
                                                                        296,573
                                                                    -----------
              HONG KONG--1.12%
      1,000   ASM Pacific Technology Ltd. ......................          4,379
     10,291   Bank of East Asia Ltd. ...........................         31,614
     17,000   BOC Hong Kong (Holdings) Ltd. ....................         31,970
     10,000   Cathay Pacific Airways Ltd. ......................         18,999
     13,000   Cheung Kong Holdings Ltd. ........................        103,399
     16,200   CLP Holdings Ltd. ................................         77,206
      6,232   Esprit Holdings Ltd. .............................         20,750
      5,000   Hang Lung Properties Ltd. ........................          6,408
      7,600   Hang Seng Bank Ltd. ..............................         99,851
      8,000   Henderson Land Development Co., Ltd. .............         35,344
     28,661   Hong Kong and China Gas Co., Ltd. ................         43,747
     16,000   Hong Kong Electric Holdings Ltd. .................         63,270
      6,000   Hong Kong Exchanges & Clearing Ltd. ..............         13,022
     20,000   Hutchison Whampoa Ltd. ...........................        147,483
     13,000   Johnson Electric Holdings Ltd. ...................         16,577
     13,000   Li & Fung Ltd. ...................................         22,271
      6,500   MTR Corp., Ltd. ..................................          8,582
     10,553   New World Development Co., Ltd. ..................          8,496
     34,206   PCCW Ltd.1 .......................................         22,250
     14,122   Shangri-La Asia Ltd. .............................         13,279
     12,301   Sino Land Co., Ltd. ..............................          7,011
     15,191   Sun Hung Kai Properties Ltd. .....................        125,718
     11,000   Swire Pacific Ltd.--Class A ......................         67,868
      3,000   Television Broadcasts Ltd. .......................         15,148
      9,693   Wharf Holdings Ltd. ..............................         26,843
      6,000   Yue Yuen Industrial Holdings Ltd. ................         16,500
                                                                    -----------
                                                                      1,047,985
                                                                    -----------

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              IRELAND--0.50%
      8,445   Allied Irish Banks PLC ...........................    $   135,282
      8,629   Bank of Ireland 2 ................................        117,550
        900   Bank of Ireland 2 ................................         12,283
      4,576   CRH PLC ..........................................         93,967
        515   DCC PLC ..........................................          7,029
      2,377   Elan Corp. PLC 1 .................................         16,370
      1,530   Independent News & Media PLC .....................          3,628
      2,449   Irish Life & Permanent PLC .......................         39,540
      1,199   Kerry Group PLC--Class A .........................         22,534
      2,876   Ryanair Holdings PLC 1 ...........................         23,906
                                                                    -----------
                                                                        472,089
                                                                    -----------
              ITALY--2.72%
      3,017   Alleanza Assicurazioni ...........................         33,032
      9,190   Assicurazioni Generali ...........................        243,428
      1,636   Autogrill SPA1 ...................................         23,401
      3,588   Banca Fideuram SPA ...............................         21,316
     36,238   Banca Intesa SPA .................................        141,698
      4,470   Banca Monte dei Paschi di Siena SPA ..............         14,124
      9,746   Banca Nazionale del Lavoro 1 .....................         23,296
      1,854   Banca Popolare di Milano Scr l ...................         12,137
      3,819   Banche Popolari Unite Scrl 1 .....................         69,174
      3,116   Banco Popolare di Verona e Novara Scrl 1 .........         52,746
      1,126   Benetton Group SPA ...............................         12,939
      1,080   Bulgari SPA ......................................         10,013
     10,456   Capitalia SPA 1 ..................................         30,598
     20,653   Enel SPA .........................................        140,413
     23,907   Eni SPA ..........................................        451,121
      3,664   Fiat SPA 1 .......................................         28,099
     10,267   FinecoGroup SPA 1 ................................          7,239
     72,140   Finmeccanica SPA .................................         56,507
      1,344   Gruppo Editoriale L'Espresso SPA .................          8,375
      4,343   IntesaBci SPA ....................................         12,435
        833   Italcementi SPA ..................................         10,391
        794   Luxottica Group SPA ..............................         13,721
      4,654   Mediaset SPA .....................................         55,299
      3,601   Mediobanca SPA ...................................         39,062
      1,035   Mediolanum SPA ...................................          8,159
      1,581   Mondadori (Arnoldo) Editore SPA ..................         14,179
     11,912   Pirelli & Co. SPA ................................         12,125
      2,840   Ras SPA ..........................................         48,360
     10,106   San Paolo-IMI SPA ................................        131,806
     23,247   Seat Pagine Gialle SPA 1 .........................         22,139
      4,241   Snam Rete Gas SPA ................................         17,974
      8,818   Telecom Italia Media SPA 1 .......................          4,382
     36,648   Telecom Italia Mobile SPA ........................        199,234
     89,615   Telecom Italia SPA 1 .............................        265,635
     58,201   Telecom Italia SPA-RNC 1 .........................        118,560
        724   Tiscali SPA 1 ....................................          5,059
     36,455   UniCredito Italiano SPA ..........................        196,805
                                                                    -----------
                                                                      2,554,981
                                                                    -----------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                        9

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              JAPAN--16.21%
      1,000   77 Bank Ltd. .....................................    $     5,636
      1,000   Acom Co., Ltd. ...................................         45,348
        700   Advantest Corp. ..................................         55,519
      2,000   Aeon Co., Ltd. ...................................         66,996
        250   Aiful Corp. ......................................         18,289
      6,000   Ajinomoto Co., Inc. ..............................         69,030
      1,000   Alps Electric Co. ................................         14,631
      2,000   Amada Co., Ltd. ..................................         10,413
        300   Aoyama Trading Co., Ltd. .........................          5,934
      5,000   Asahi Breweries Ltd. .............................         45,582
     12,000   Asahi Chemical Industry Co., Ltd. ................         65,167
      7,000   Asahi Glass Co., Ltd. ............................         57,479
      5,000   Bank of Fukuoka Ltd. .............................         20,995
     10,000   Bank of Yokohama Ltd. ............................         46,468
        800   Benesse Corp. ....................................         19,520
      8,000   Bridgestone Corp. ................................        107,567
      8,000   Canon, Inc. ......................................        372,492
      1,000   Casio Computer Co., Ltd. .........................         10,581
         10   Central Japan Railway Co. ........................         86,405
      8,000   Chiba Bank Ltd. ..................................         32,770
      5,900   Chubu Electric Power Co., Inc. ...................        123,043
      2,000   Chugai Pharmaceutical Co., Ltd. ..................         28,758
      1,000   Citizen Watch Co., Ltd. ..........................          9,191
      1,000   Comsys Holdings Corp. ............................          6,401
        700   Credit Saison Co., Ltd. ..........................         15,807
        800   CSK Corp. ........................................         28,889
      6,000   Dai Nippon Printing Co., Ltd. ....................         84,259
      2,000   Daichi Pharmaceutical Co., Ltd. ..................         36,036
          8   Daido Life Insurance Co. .........................         23,813
      2,000   Daikin Industries Ltd. ...........................         46,188
      6,000   Dainippon Ink & Chemicals, Inc. ..................         11,421
      1,100   Daito Trust Construction Co., Ltd. ...............         32,640
      6,000   Daiwa House Industry Co., Ltd. ...................         63,824
     11,000   Daiwa Securities Co., Ltd. .......................         74,825
      5,600   Denso Corp. ......................................        110,255
         30   East Japan Railway Co. ...........................        141,364
      3,000   Ebara Corp. ......................................         13,045
      2,000   Eisai Co., Ltd. ..................................         53,933
      1,700   Fanuc Ltd. .......................................        101,838
        500   Fast Retailing Co., Ltd. .........................         30,372
      4,000   Fuji Photo Film Co. ..............................        129,141
          2   Fuji Television Network, Inc. ....................         10,824
      4,000   Fujikura Ltd. ....................................         23,589
      3,000   Fujisawa Pharmaceutical Co., Ltd. ................         63,964
     18,000   Fujitsu Ltd.1 ....................................        106,149
      8,000   Furukawa Electric Co., Ltd. ......................         26,575
      2,000   Gunma Bank Ltd. ..................................          8,939
      2,000   Hankyu Department Stores, Inc. ...................         13,399
        300   Hirose Electric Co., Ltd. ........................         34,431
     29,000   Hitachi Ltd. .....................................        174,806
      7,700   Honda Motor Co., Ltd. ............................        341,999

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      1,000   House Foods Corp. ................................    $    11,318
      1,000   Hoya Corp. .......................................         91,817
      2,000   Isetan Co. Ltd. ..................................         22,021
     10,000   Ishikawajima-Harima Heavy
               Industries Co., Ltd. ............................         14,276
        500   Ito En Ltd. ......................................         21,508
      4,000   Ito-Yokado Co., Ltd. .............................        125,781
     17,000   Itochu Corp. .....................................         56,154
      6,000   Japan Airlines System Corp. ......................         15,844
          8   Japan Tobacco, Inc. ..............................         58,598
      4,025   JFE Holdings, Inc. ...............................        109,855
      1,000   JGC Corp. ........................................         10,432
      6,000   Joyo Bank Ltd. ...................................         19,595
      2,000   JSR Corp. ........................................         44,695
      8,000   Kajima Corp. .....................................         25,977
      5,700   Kansai Electric Power Co., Inc. ..................         99,884
      5,000   Kao Corp. ........................................        101,708
     14,000   Kawasaki Heavy Industries Ltd. ...................         17,244
      3,000   Kawasaki Kisen Kaisha Ltd. .......................         14,920
      5,000   Keihin Electric Express
               Railway Co., Ltd. ...............................         29,346
      7,000   Keio Electric Railway Co., Ltd. ..................         36,381
      3,000   Keneka Corp. .....................................         22,394
        430   Keyence Corp. ....................................         90,638
      3,000   Kikkoman Corp. ...................................         21,331
      1,000   Kinden Corp. .....................................          4,712
     17,630   Kinki Nippon Railway 1 ...........................         52,971
      6,000   Kirin Brewery Co., Ltd. ..........................         51,171
      1,000   Kokuyo Co., Ltd. .................................         10,871
     12,000   Komatsu Ltd. .....................................         76,141
      1,000   Konami Co., Ltd. .................................         29,113
      3,000   Konica Minolta Holdings, Inc. ....................         40,338
     11,000   Kubota Corp. .....................................         45,367
      5,000   Kuraray Co., Ltd. ................................         42,176
      1,000   Kurita Water Industries Ltd. .....................         12,065
      1,900   Kyocera Corp. ....................................        126,584
      1,000   Kyowa Hakko Kogyo Co., Ltd. ......................          6,364
      3,500   Kyushu Electric Power Co., Inc. ..................         60,189
        300   Lawson, Inc. .....................................         10,245
        200   Mabuchi Motor Co., Ltd. ..........................         15,396
     11,000   Marubeni Corp. ...................................         21,041
      3,000   Marui Co., Ltd. ..................................         37,790
     20,596   Matsushita Electric Industrial Co., Ltd. .........        284,812
      5,000   Matsushita Electric Works Ltd. ...................         44,929
      4,000   Meiji Seika Kaisha Ltd. ..........................         16,124
        400   Meitec Corp. .....................................         15,377
         15   Millea Holdings, Inc. ............................        195,950
      4,000   Minabea Co., Ltd. ................................         20,304
     16,000   Mitsubishi Chemical Corp. ........................         41,653
     12,000   Mitsubishi Corp. .................................        127,200
     20,000   Mitsubishi Electric Corp. ........................         83,046
     11,000   Mitsubishi Estate Co., Ltd. ......................        104,283


See Notes to Financial Statements.
-------------------------------------------------------------------------------
                                       10

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003


     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     25,000   Mitsubishi Heavy Industries Ltd. .................    $    69,516
     10,000   Mitsubishi Materials Corp. 1 .....................         15,396
      4,000   Mitsubishi Rayon Co., Ltd. .......................         15,004
         40   Mitsubishi Tokyo Financial
               Group, Inc. (MTFG) ..............................        312,028
     11,000   Mitsui & Co. .....................................         88,579
      7,000   Mitsui Chemicals, Inc. ...........................         40,823
      8,000   Mitsui Fudosan Co., Ltd. .........................         72,259
      8,000   Mitsui Mining & Smelting Co., Ltd. ...............         33,218
      5,000   Mitsui O.S.K. Lines Ltd. .........................         24,400
     11,810   Mitsui Sumitomo Insurance Co., Ltd. ..............         96,975
      6,900   Mitsui Trust Holdings, Inc. 1 ....................         38,566
      5,000   Mitsukoshi Ltd. ..................................         20,342
         58   Mizuho Financial Group, Inc. 1 ...................        175,889
      2,600   Murata Manufacturing Co., Ltd. ...................        140,468
        100   Namco Ltd. .......................................          2,771
     15,000   NEC Corp. ........................................        110,432
      3,000   NGK Insulators Ltd. ..............................         22,394
      1,000   NGK Spark Plug Co., Ltd. .........................          8,109
        200   Nidec Corp. ......................................         19,091
     15,000   Nikko Cordial Corp. ..............................         83,559
      3,000   Nikon Corp. 1 ....................................         45,237
      1,200   Nintendo Co., Ltd. ...............................        111,972
      8,000   Nippon Express Co., Ltd. .........................         37,772
      2,000   Nippon Meat Packers, Inc. ........................         19,558
      5,500   Nippon Mining Holdings, Inc. .....................         19,194
     16,000   Nippon Oil Corp. .................................         81,515
      3,000   Nippon Sheet Glass Co., Ltd. .....................          8,762
     62,000   Nippon Steel Corp. ...............................        133,060
         48   Nippon Telegraph & Telephone Corp. ...............        231,557
         10   Nippon Unipac Holding ............................         51,600
     10,000   Nippon Yusen Kabushiki Kaisha ....................         45,255
     24,000   Nissan Motor Co., Ltd. ...........................        274,107
      2,000   Nisshin Seifun Group, Inc. .......................         17,803
      1,100   Nissin Food Products Co., Ltd. ...................         27,405
      1,600   Nitto Denko Corp. ................................         85,098
     17,000   Nomura Holdings, Inc. ............................        289,493
        300   Nomura Research Institute Ltd. ...................         29,253
      5,000   NSK Ltd. .........................................         18,242
      3,000   NTN Corp. ........................................         14,304
         15   NTT Data Corp. ...................................         56,686
        174   NTT DoCoMo, Inc. .................................        394,532
      6,000   Obayashi Corp. ...................................         26,817
      8,000   Oji Paper Co., Ltd. ..............................         51,656
      2,000   Olympus Corp. ....................................         43,389
      2,000   Omron Corp. ......................................         40,590
      1,000   Onward Kashiyama Co., Ltd. .......................         12,130
        300   Oracle Corp. Japan ...............................         15,536
        600   Oriental Land Co., Ltd. ..........................         37,007
        700   Orix Corp. .......................................         57,871
     25,000   Osaka Gas Co., Ltd. ..............................         67,650
      2,000   Pioneer Corp. ....................................         55,239

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      1,100   Promise Co., Ltd. ................................    $    47,933
     50,000   Resona Holdings, Inc. 1 ..........................         62,984
      6,000   Ricoh Co., Ltd. ..................................        118,410
      1,200   Rohm Co., Ltd. ...................................        140,636
      3,000   Sankyo Co., Ltd. .................................         56,406
     17,000   Sanyo Electric Co., Ltd. .........................         88,831
      1,500   Secom Co., Ltd. ..................................         55,986
        800   Sega Enterprises Ltd. 1 ..........................          7,614
      2,000   Sekisui Chemical Co., Ltd. .......................         10,189
      6,000   Sekisui House Ltd. ...............................         61,976
      4,000   Seven-Eleven Japan Co., Ltd. .....................        121,303
     10,000   Sharp Corp. ......................................        157,787
        200   Shimamura Co., Ltd. ..............................         13,586
      1,100   Shimano, Inc. ....................................         22,786
      6,000   Shimizu Corp. ....................................         22,842
      4,000   Shin-Etsu Chemical Co., Ltd. .....................        163,479
      2,000   Shionogi & Co., Ltd. .............................         37,249
      3,000   Shiseido Co., Ltd. ...............................         36,475
      7,000   Shizuoka Bank Ltd. ...............................         51,731
     10,000   Showa Denko K.K. .................................         22,488
      2,000   Showa Shell Sekiyu K.K. ..........................         16,255
      1,000   Skylark Co., Ltd. ................................         16,516
        700   SMC Corp. ........................................         87,133
      2,300   Softbank Corp. ...................................         70,393
      8,400   Sony Corp. .......................................        290,790
      1,800   Stanley Electric Co., Ltd. .......................         34,851
     13,000   Sumitomo Chemical Co., Ltd. ......................         53,616
      8,000   Sumitomo Corp. ...................................         59,644
      7,000   Sumitomo Electric Industries .....................         62,573
      2,000   Sumitomo Heavy Industries Ltd. 1 .................          4,535
     21,000   Sumitomo Metal Industries ........................         20,771
      6,000   Sumitomo Metal Mining Co. ........................         44,509
         39   Sumitomo Mitsui Financial Group, Inc. ............        207,791
      2,000   Sumitomo Osaka Cement Co., Ltd. ..................          3,919
      4,000   Sumitomo Realty &
               Development Co., Ltd. ...........................         35,234
     11,000   Sumitomo Trust and Banking Co., Ltd. .............         64,664
     10,000   Taiheiyo Cement Corp. ............................         28,273
      9,000   Taisei Corp. .....................................         32,920
      2,000   Taisho Pharmaceutical Co. ........................         35,756
      1,000   Taiyo Yuden Co., Ltd. ............................         13,073
      1,000   Takara Holdings, Inc. ............................          9,368
      4,000   Takashimaya Co., Ltd. ............................         28,553
      8,000   Takeda Chemical Industries Ltd. ..................        317,253
        830   Takefuji Corp. ...................................         38,801
      1,200   TDK Corp. ........................................         86,442
      7,000   Teijin Ltd. ......................................         20,575
      2,300   Terumo Corp. .....................................         43,674
        400   THK Co., Ltd. ....................................          8,137
        600   TIS, Inc. ........................................         20,267
      5,000   Tobu Railway Co., Ltd. ...........................         17,869
      1,500   Toho Co. .........................................         19,091


See Notes to Financial Statements.



--------------------------------------------------------------------------------
                                       11

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003


     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      5,100   Tohoku Electric Power Co. ........................    $    84,564
      1,000   Tokyo Broadcasting System, Inc. ..................         15,928
     10,800   Tokyo Electric Power Co., Ltd. ...................        236,820
      1,300   Tokyo Electron Ltd. ..............................         98,740
     25,000   Tokyo Gas Co., Ltd. ..............................         89,111
     12,000   Tokyu Corp. ......................................         61,584
      2,000   TonenGeneral Sekiyu K.K. .........................         16,553
      6,000   Toppan Printing Co., Ltd. ........................         62,424
     15,000   Toray Industries, Inc. ...........................         62,704
     31,000   Toshiba Corp. ....................................        117,440
      3,000   Tosoh Corp. ......................................         10,021
      2,000   Tostem Corp. .....................................         38,630
      3,000   Toto Ltd. ........................................         25,418
      2,000   Toyo Seikan Kaisha Ltd. ..........................         27,956
      6,000   Toyobo Co., Ltd. .................................         13,101
      1,800   Toyota Industries Corp. ..........................         38,210
     26,200   Toyota Motor Corp. ...............................        884,986
      1,000   Trend Micro, Inc. ................................         26,827
     11,000   Ube Industries Ltd. ..............................         22,068
         36   UFJ Holdings, Inc. 1 .............................        172,996
        200   Uni-Charm Corp. ..................................          9,835
      2,000   Uny Co., Ltd. ....................................         20,528
      1,000   Ushio, Inc. ......................................         16,600
      2,000   Wacoal Corp. .....................................         16,478
         12   West Japan Railway Co. ...........................         47,140
        400   World Co., Ltd. ..................................         12,727
      2,000   Yakult Honsha Co., Ltd. ..........................         31,259
      1,024   Yamada Denki Co., Ltd. ...........................         34,398
      2,000   Yamaha Corp. .....................................         39,283
      3,000   Yamanouchi Pharmaceutical Co., Ltd. ..............         93,216
      4,000   Yamato Transport Co., Ltd. .......................         47,103
      2,000   Yamazaki Baking Co., Ltd. ........................         16,590
      9,000   Yasuda Fire & Marine Insurance
               Co., Ltd. (The) .................................         73,985
      1,000   Yokogawa Electric Corp. ..........................         14,444
                                                                    -----------
                                                                     15,228,182
                                                                    -----------
              LUXEMBOURG--0.07%
      3,754   Arcelor ..........................................         65,439
                                                                    -----------
              NETHERLANDS--4.00%
     14,680   ABN AMRO Holdings NV .............................        343,484
     12,645   AEGON NV .........................................        187,091
      3,068   Akzo Nobel NV ....................................        118,417
      4,860   ASM Lithography Holding NV 1 .....................         96,366
        470   Corio NV 1 .......................................         18,200
        603   DSM NV ...........................................         29,686
        579   Euronext NV ......................................         14,658
      3,050   European Aeronautic Defence
               and Space Co. ...................................         72,518
      1,051   Hagemeyer NV .....................................          2,373
      1,969   Heineken NV ......................................         74,980
        133   IHC Caland NV ....................................          7,214
     16,506   ING Groep NV .....................................        384,960

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
      9,986   Koninklijke Ahold NV 1 ...........................    $    76,079
     19,302   Koninklijke KPN NV 1 .............................        149,001
      1,363   Koninklijke Numico NV 1 ..........................         37,668
        402   Koninklijke Vendex KBB NV ........................          5,603
         91   Oce NV ...........................................          1,395
     13,039   Philips Electronics NV ...........................        380,743
      7,141   Reed Elsevier NV .................................         88,722
        449   Rodamco Europe NV ................................         26,148
     20,425   Royal Dutch Petroleum Co. ........................      1,076,898
      3,852   TPG NV ...........................................         90,227
      5,625   Unilever NV-CVA ..................................        367,881
      2,051   VNU NV ...........................................         64,805
      2,483   Wolters Kluwer NV-CVA ............................         38,836
                                                                    -----------
                                                                      3,753,953
                                                                    -----------
              NEW ZEALAND--0.12%
      2,790   Auckland International Airport Ltd. ..............         12,841
      3,639   Carter Holt Harvey Ltd. ..........................          4,492
      1,953   Contact Energy Ltd. ..............................          6,898
      3,922   Sky City Entertainment Group Ltd. ................         11,871
     20,544   Telecom Corp. of New Zealand Ltd. ................         72,432
      2,131   Warehouse Group Ltd. .............................          7,163
                                                                    -----------
                                                                        115,697
                                                                    -----------
              NORWAY--0.33%
         22   Aker Kvaerner ASA 1 ..............................            376
      8,320   DNB Holding ASA ..................................         55,527
        450   Frontline Ltd. ...................................         11,668
      1,250   Norsk Hydro ASA ..................................         77,129
        900   Norske Skogindustrier ASA ........................         17,181
      2,264   Orkla ASA--Class A ...............................         50,706
        200   Schibsted ASA ....................................          3,442
      3,850   Statoil ASA ......................................         43,258
      1,300   Storebrand ASA 1 .................................          8,461
      1,000   Tandberg ASA 1 ...................................          7,365
      4,500   Telenor ASA ......................................         29,424
      1,450   Tomra Systems ASA ................................          8,740
                                                                    -----------
                                                                        313,277
                                                                    -----------
              PORTUGAL--0.26%
     16,566   Banco Commercial Portuguese,
               SA (BCP) ........................................         36,985
        780   Banco Espirito Santo, SA (BES) ...................         12,790
      4,189   BPI-SGPS, SA (Banco BPI) .........................         15,429
      3,538   Brisa Auto Estradas de Portugal, SA ..............         23,652
      1,455   CIMPOR-Cimentos de Portugal,
               SGPS SA .........................................          7,525
     19,728   Electricidade de Portugal, SA ....................         52,007
        224   Jeronimo Martins, SGPS, SA 1 .....................          2,955
      7,974   Portugal Telecom, SA .............................         80,263
     11,612   Sonae SGPS, SA 1 .................................          9,667
                                                                    -----------
                                                                        241,273
                                                                    -----------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       12

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              SINGAPORE--0.57%
     14,250   Capitaland Ltd. ..................................    $    13,006
      9,200   Chartered Semiconductor
               Manufacturing Ltd. 1 ............................          9,372
      4,000   City Developments Ltd. ...........................         14,250
      9,349   DBS Group Holdings Ltd. ..........................         80,922
      1,440   Fraser and Neave Ltd. ............................         10,684
        538   Haw Par Corp., Ltd. ..............................          1,413
      6,000   Keppel Corp., Ltd. ...............................         21,551
      4,000   Neptune Orient Lines Ltd. 1 ......................          5,087
     10,294   Oversea-Chinese Banking Corp., Ltd. ..............         73,342
      2,000   Overseas Union Enterprises Ltd. ..................          8,185
     15,000   Sembcorp Industries Ltd. .........................         11,129
      5,000   Singapore Airlines Ltd. ..........................         32,974
     11,000   Singapore Exchange Ltd. ..........................         10,946
      3,048   Singapore Press Holdings Ltd. ....................         33,920
     11,000   Singapore Technologies
               Engineering Ltd. ................................         13,213
     70,000   Singapore Telecommunications Ltd. ................         80,787
     10,168   United Overseas Bank Ltd. ........................         79,031
      3,000   Venture Corp., Ltd. ..............................         35,329
                                                                    -----------
                                                                        535,141
                                                                    -----------
              SPAIN--2.80%
      2,159   Abertis Infraestructuras SA ......................         32,652
        372   Acerinox SA ......................................         17,540
      1,150   ACS, Actividades de Construction y
               Servicios SA ....................................         56,137
      3,245   Altadis SA .......................................         92,094
      1,436   Amadeus Global Travel Distribution
               SA--Class A .....................................          9,328
        138   Antena 3 Television SA 1 .........................          6,082
     29,580   Banco Bilbao Vizcaya SA ..........................        408,553
      1,237   Banco Popular Espanol SA .........................         73,802
     41,987   Banco Santander Central Hispano SA ...............        497,298
      9,426   Endesa SA ........................................        181,315
        403   Fomento de Construcciones y
               Contratas SA ....................................         14,863
      2,143   Gas Natural SDG SA ...............................         50,142
        553   Grupo Ferrovial SA ...............................         19,377
      8,386   Iberdrola SA .....................................        165,753
      1,230   Indra Sistemas SA ................................         15,778
      2,497   Industria de Diseno Textil SA ....................         50,709
        524   NH Hoteles SA 1 ..................................          6,021
        799   Promotora de Informaciones SA ....................         11,590
      9,129   Repsol SA ........................................        178,020
      1,191   Sacyr Vallehermoso SA ............................         18,027
        989   Sociedad General de Aguas de
               Barcelona SA--Class A ...........................         14,758
          9   Sociedad General de Aquas de
               Barcelona SA--Class A ...........................            134
     45,175   Telefonica SA ....................................        663,266
      1,977   Union Electrica Fenosa SA ........................         37,131
      1,359   Zeltia SA 1 ......................................          9,599
                                                                    -----------
                                                                      2,629,969
                                                                    -----------

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              SWEDEN--1.69%
      2,674   ABB Ltd.1 ........................................    $    13,416
      3,400   ASSA Abloy AB--Class B ...........................         40,401
      1,328   Atlas Copco AB--Class A ..........................         47,525
        600   Atlas Copco AB--Class B ..........................         19,554
        300   Drott AB--Class B ................................          5,691
      3,100   Electrolux AB--Class B ...........................         68,072
      1,100   Eniro AB .........................................         10,549
      2,100   Gambro AB--Class A ...............................         17,366
      4,100   Hennes & Mauritz AB--Class B .....................         97,439
        400   Holmen AB--Class B ...............................         14,204
        600   Modern Times Group Management
               AB--Class B1 ....................................         12,633
     24,252   Nordea AB ........................................        182,009
        500   OMHEX AB .........................................          6,219
      2,500   Sandvik AB--Class A ..............................         86,167
      3,400   Securitas AB--Class B ............................         45,836
      7,100   Skandia Forsakrings AB ...........................         25,853
      5,300   Skandinaviska Enskilda Bank--
               Class A .........................................         78,079
      4,500   Skanska AB--Class B ..............................         39,713
        800   SKF AB--Class B ..................................         30,909
        700   Ssab Svenskt Stal AB--Class A ....................         12,501
      2,166   Svenska Cellulosa AB--Class B ....................         88,503
      4,800   Svenska Handelsbanken--Class A ...................         98,064
      4,200   Swedish Match AB .................................         42,903
      1,100   Tele2 AB--Class B 1 ..............................         58,705
    138,700   Telefonaktiebolaget LM Ericsson
               AB--Class B 1 ...................................        248,667
     17,424   Telia AB .........................................         91,051
      1,130   Volvo AB--Class A ................................         33,137
      2,420   Volvo AB--Class B ................................         73,993
      1,400   WM-Data AB--Class B 1 ............................          3,016
                                                                    -----------
                                                                      1,592,175
                                                                    -----------
              SWITZERLAND--5.79%
     16,392   ABB Ltd. 1 .......................................         83,103
      1,400   Adecco SA ........................................         89,994
        600   Ciba Specialty Chemicals AG 1 ....................         46,428
      5,100   Compagnie Finaciere Richemont AG .................        122,474
     11,140   Credit Suisse Group ..............................        407,588
         66   Givaudan .........................................         34,261
      1,875   Holcim Ltd.-Registered 1 .........................         87,326
        340   Kudelski SA-Bearer 1 .............................         11,230
        300   Lonza Group AG ...................................         17,247
      3,950   Nestle SA-Registered .............................        986,901
        168   Nobel Biocare Holding AG .........................         17,014
     23,400   Novartis AG-Registered ...........................      1,062,389
        300   Roche Holding AG-Bearer ..........................         41,601
      6,900   Roche Holding AG-Genusss .........................        695,998
         40   Serono SA-Class B ................................         28,526
         30   SGS Societe Generale de
               Surveillance Holding SA .........................         18,824
      5,854   STMicroelectronics ...............................        158,755


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------

         70   Sulzer AG-Registered .............................    $    18,848
      1,100   Swatch Group AG ..................................         26,238
        300   Swatch Group AG--Class B .........................         36,022
      3,100   Swiss Reinsurance ................................        209,299
        250   Swisscom AG-Registered ...........................         82,474
      1,200   Syngenta AG ......................................         80,825
         50   Synthes-Stratec, Inc. ............................         49,485
     11,680   UBS AG- Registered ...............................        799,916
        140   Unaxis Holding AG ................................         19,838
      1,460   Zurich Financial Services AG 1 ...................        210,131
                                                                    -----------
                                                                      5,442,735
                                                                    -----------
              UNITED KINGDOM--19.01%
      7,358   3i Group PLC .....................................         81,337
      1,286   Alliance Unichem PLC .............................         11,948
      2,685   AMEC PLC .........................................         12,497
      5,883   Amersham PLC .....................................         80,619
      5,766   Amvescap PLC .....................................         41,882
      9,117   ARM Holdings PLC 1 ...............................         20,972
      2,821   Associated British Ports Holdings PLC ............         22,675
     13,972   AstraZeneca PLC 2 ................................        670,324
      2,712   AstraZeneca PLC 2 ................................        132,108
     22,168   Aviva PLC ........................................        194,552
     12,572   BAA PLC ..........................................        111,685
     35,698   BAE Systems PLC ..................................        107,520
      2,377   Balfour Beatty PLC ...............................          9,298
     63,067   Barclays PLC .....................................        562,523
      2,383   Barratt Developments PLC .........................         23,164
      4,569   BBA Group PLC ....................................         20,407
      1,312   Berkeley Group PLC (The) .........................         20,598
     35,651   BG Group PLC .....................................        183,006
     24,504   BHP Billiton PLC .................................        214,066
      5,915   BOC Group PLC ....................................         90,375
      8,829   Boots Group PLC ..................................        109,215
    209,395   BP PLC ...........................................      1,698,070
      1,824   BPB PLC ..........................................         11,330
      5,623   Brambles Industries PLC ..........................         20,484
      5,984   British Airways PLC 1 ............................         24,906
     15,979   British American Tobacco PLC .....................        220,258
      5,067   British Land Co. PLC .............................         52,973
     11,280   British Sky Broadcasting Group PLC 1 .............        141,957
     83,577   BT Group PLC .....................................        281,652
      6,082   Bunzl PLC ........................................         46,463
     14,584   Cable & Wireless PLC .............................         34,854
     18,553   Cadbury Schweppes PLC ............................        136,255
      4,511   Canary Wharf Group PLC 1 .........................         21,622
      6,126   Capita Group PLC .................................         26,649
      4,706   Carlton Communications PLC .......................         19,376
      1,654   Carnival PLC .....................................         66,650
      1,999   Celltech Group PLC 1 .............................         13,527
     38,281   Centrica PLC .....................................        144,596
      1,650   Cobham PLC .......................................         34,500
     20,150   Compass Group PLC ................................        137,072
      2,847   Daily Mail and General Trust--Class A ............         33,586
      2,061   Davis Service Group PLC (The) ....................         13,891

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
        799   De La Rue PLC ....................................    $     3,987
     30,072   Diageo PLC .......................................        395,677
     16,468   Dixons Group PLC .................................         40,978
      3,502   Electrocomponents PLC ............................         20,375
      2,364   EMAP PLC .........................................         36,268
      6,296   EMI Group PLC ....................................         17,892
        976   Enterprise Inns PLC ..............................         17,725
      2,859   Exel PLC .........................................         37,797
      2,825   FKI PLC ..........................................          5,411
     11,208   Friends Provident PLC ............................         26,485
      2,205   George Wimpey PLC ................................         14,733
      7,047   GKN PLC ..........................................         33,683
     56,633   GlaxoSmithKline PLC ..............................      1,297,689
     20,985   Granada Compass ..................................         45,831
      9,209   Great Universal Stores PLC .......................        127,516
      3,115   Hammerson PLC ....................................         36,107
      5,697   Hanson PLC .......................................         41,839
     21,979   Hays PLC .........................................         47,215
     35,976   HBOS PLC .........................................        465,953
     13,391   Hilton Group PLC .................................         53,877
    103,294   HSBC Holdings PLC ................................      1,623,532
      9,373   Imperial Chemical Industries PLC .................         33,390
      6,549   Imperial Tobacco Group PLC .......................        128,961
      7,333   InterContinental Holtels Group PLC ...............         69,443
      8,534   International Power PLC 1 ........................         18,867
     27,698   Invensys PLC 1 ...................................          9,049
      1,893   Johnson Matthey PLC ..............................         33,244
      2,205   Kelda Group PLC ..................................         18,513
      4,741   Kesa Electricals PLC .............................         21,833
      3,447   Kidde PLC ........................................          6,572
     20,744   Kingfisher PLC ...................................        103,421
      5,565   Land Securities Group PLC ........................         98,825
     59,840   Legal & General Group PLC ........................        107,391
      1,127   Liberty International PLC ........................         13,769
     50,573   Lloyds TSB Group PLC .............................        405,591
      5,329   Logica PLC .......................................         24,446
      3,317   Man Group PLC ....................................         86,753
     20,691   Marks & Spencer Group PLC ........................        107,046
      3,853   Misys PLC ........................................         14,605
      4,207   Mitchells & Butlers PLC ..........................         16,945
     30,048   National Grid Group PLC ..........................        215,297
      2,890   Next PLC .........................................         58,099
      9,447   Pearson PLC ......................................        105,190
      5,168   Peninsular & Oriental Steam
               Navigation Co. ..................................         21,279
      3,173   Persimmon PLC ....................................         30,502
     11,860   Pilkington PLC ...................................         20,329
      2,290   Provident Financial PLC ..........................         26,667
     18,066   Prudential Corp. PLC .............................        152,730
      6,567   Rank Group PLC ...................................         32,829
      5,439   Reckitt Benckiser PLC ............................        123,071
     11,494   Reed Elsevier PLC ................................         96,142
     15,975   Rentokil Initial PLC .............................         54,336
     14,322   Reuters Group PLC ................................         60,251
      6,521   Rexam PLC ........................................         49,934


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                                                  VALUE
--------------------------------------------------------------------------------
     10,353   Rio Tinto PLC ....................................    $   285,972
        818   RMC Group PLC ....................................         10,214
      9,158   Rolls-Royce Group PLC ............................         29,059
     18,214   Royal & Sun Alliance Insurance
               Group PLC .......................................         28,775
     27,404   Royal Bank of Scotland Group PLC .................        807,486
      8,671   SABMiller PLC ....................................         89,875
      6,430   Safeway PLC ......................................         32,690
      8,506   Sage Group PLC (The) .............................         26,762
     12,658   Sainsbury (J.) PLC ...............................         70,869
      1,369   Schroders PLC ....................................         15,489
      5,797   Scottish & Newcastle PLC .........................         39,253
     10,075   Scottish and Southern Energy PLC .................        121,381
     16,816   Scottish Power PLC ...............................        112,059
      3,126   Severn Trent PLC .................................         41,914
     93,639   Shell Transport & Trading
               Company PLC .....................................        696,496
     10,846   Signet Group PLC .................................         19,999
      1,352   Slough Estates PLC ...............................         10,631
      7,397   Smith and Nephew PLC .............................         62,137
      6,737   Smiths Group PLC .................................         79,718
      2,055   Stagecoach Holdings PLC ..........................          2,888
      2,365   Tate & Lyle PLC ..................................         13,188
      6,733   Taylor Woodrow PLC ...............................         32,182
     69,778   Tesco PLC ........................................        321,965
      2,812   TI Automotive Ltd.--Class A 1 ....................              0
      8,338   Tomkins PLC ......................................         39,928
     26,722   Unilever PLC .....................................        249,109
      1,992   United Business Media PLC ........................         17,473
      4,311   United Utilities PLC .............................         38,240
      2,395   United Utilities PLC--Class A ....................         13,055
    649,553   Vodafone Group PLC ...............................      1,610,481
      3,894   Whitbread PLC ....................................         50,121
      2,334   William Hill PLC .................................         17,841
      6,913   Wolseley PLC .....................................         97,765
     10,651   WPP Group PLC ....................................        104,582
      2,593   Yell Group PLC ...................................         14,158
                                                                    -----------
                                                                     17,861,087
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $76,370,582)                                                69,601,829
                                                                    -----------

              PREFERRED STOCKS--0.31%
              AUSTRALIA--0.17%
     21,286   News Corp., Ltd. .................................        160,379
                                                                    -----------
              GERMANY--0.14%
        100   Porsche AG .......................................         59,349
        648   ProSiebenSat.1 Media AG ..........................         10,830
        300   RWE AG ...........................................         10,576
      1,250   Volkswagen AG ....................................         45,330
                                                                    -----------
                                                                        126,085
                                                                    -----------
TOTAL PREFERRED STOCKS
   (Cost $302,335) .............................................        286,464
                                                                    -----------
   PRINCIPAL
     AMOUNT 6 SECURITY                                                  VALUE
--------------------------------------------------------------------------------
              FOREIGN BONDS--0.01%
              UNITED KINGDOM--0.01%
              BG Transco Holdings PLC
GBP  2,000 3   5.078%, 12/14/09 ................................    $     3,591
              BG Transco Holdings PLC
GBP  2,000 3   4.188%, 12/14/22 ................................          4,368
              BG Transco Holdings PLC
GBP  2,000 3   7.000%, 12/16/24 ................................          4,202
                                                                    -----------
                                                                         12,161
                                                                    -----------
TOTAL FOREIGN BONDS
   (Cost $9,961) ...............................................         12,161
                                                                    -----------

              SHORT-TERM INSTRUMENTS--19.57%
              U.S. TREASURY BILLS 4--19.57%
$ 1,795,000    0.910%, 01/22/045 ...............................      1,794,101
 11,590,000    0.900%, 02/05/04 ................................     11,580,338
  4,725,000    0.830%, 02/12/04 ................................      4,720,437
    290,000    0.870%, 02/26/04 ................................        289,628
                                                                    -----------
 ...............................................................     18,384,504
                                                                    -----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $18,384,046) ..........................................     18,384,504
                                                                    -----------
TOTAL INVESTMENTS
   (Cost $95,066,924) ...........................    93.96%         $88,284,958
OTHER ASSETS IN EXCESS OF LIABILITIES ...........     6.04            5,676,940
                                                    ------          -----------
NET ASSETS ......................................   100.00%         $93,961,898
                                                    ======          ===========

-------------------------------------------------------
1 Non-income producing security for the year ended December 31, 2003.
2 Securities with same description are the same corporate entity but trade on different stock exchanges.
3 GBP--Great Britain Pounds.
4 Rates shown represent annualized yield at time of purchase, not a coupon rate. 5 Held as collateral for future contracts.
6 Principal amount is stated in the currency of the country in which the security is denominated.

 SECTOR ALLOCATION
 As of December 31, 2003
 (percentages are based on market value* of total investments in the Fund)
 A Fund's sector allocation is subject to change.
--------------------------------------------------------------------------------
   Financial Services .........................  26.45%
   Consumer Discretionary .....................  13.28
   Health Care ................................   9.02
   Industrials ................................   9.00
   Energy .....................................   8.51
   Consumer Staples ...........................   8.14
   Telecommunication Services .................   7.86
   Materials ..................................   6.64
   Other ......................................  11.10
                                                ------
                                                100.00%
                                                ======
   *Excluding Cash Equivalents.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
                                                              DECEMBER 31, 2003
ASSETS
   Investments at value (cost $95,066,924) .....................   $ 88,284,958
   Cash 1 ......................................................      1,664,488
   Segregated foreign currency for futures contracts 2 .........      3,385,316
   Receivable for capital shares sold ..........................         89,292
   Unrealized appreciation on forward foreign currency
     exchange contracts ........................................        316,031
   Due from advisor ............................................         50,337
   Variation margin receivable for futures contracts ...........        255,808
   Dividends and interest receivable ...........................        131,493
   Other assets ................................................          1,484
                                                                   ------------
Total assets ...................................................     94,179,207
                                                                   ------------
LIABILITIES
   Payable for capital shares redeemed .........................         92,351
   12b-1 fees payable ..........................................            758
   Administration fees payable .................................         14,990
   Custody fees payable ........................................         47,409
   Accrued expenses and other ..................................         61,801
                                                                   ------------
Total liabilities ..............................................        217,309
                                                                   ------------
NET ASSETS .....................................................   $ 93,961,898
                                                                   =============
COMPOSITION OF NET ASSETS:
   Paid-in-capital .............................................   $116,656,868
   Undistributed net investment income .........................      2,169,351
   Accumulated net realized loss on investments
     and futures ...............................................    (19,216,677)
   Net unrealized depreciation on investments,
     futures and foreign currencies ............................     (5,647,644)
                                                                   ------------
NET ASSETS .....................................................   $ 93,961,898
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 3 ...................................................   $       8.21
                                                                   ============
   Class B 4 ...................................................   $       8.20
                                                                   ============

--------------------------------------------------------------------------------
1 Includes foreign currency of $1,664,234 with a cost of $1,577,633.
2 Cost of segregated foreign currency is $3,106,776.
3 Net asset value, redemption price and offering price per share (based on net assets of $89,955,692 and 10,955,986 shares outstanding at December 31, 2003 and $0.001 par value, unlimited number of shares authorized).
4 Net asset value, redemption price and offering price per share (based on net assets of $4,006,206 and 488,690 shares outstanding at December 31, 2003 and $0.001 par value, unlimited number of shares authorized).


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                                         FOR THE
                                                                      YEAR ENDED
                                                               DECEMBER 31, 2003
INVESTMENT INCOME
   Dividends ...................................................    $ 1,419,989
   Interest ....................................................        112,611
   Securities lending income ...................................         16,227
   Less: foreign taxes withheld ................................       (147,029)
                                                                    -----------
TOTAL INVESTMENT INCOME ........................................      1,401,798
                                                                    -----------
EXPENSES:
   Advisory Fees ...............................................        296,037
   Administration and service fees .............................        147,332
   Custodian fees ..............................................        122,000
   Transfer agent fees .........................................         54,500
   Professional fees ...........................................         51,050
   Printing and shareholder reports ............................         42,844
   12b-1 fees (Class B Shares) .................................          3,270
   Insurance fees ..............................................          2,186
   Trustees fees ...............................................          1,475
   Miscellaneous ...............................................            656
                                                                    -----------
TOTAL EXPENSES .................................................        721,350
   Less: fee waivers ...........................................       (293,740)
                                                                    -----------
NET EXPENSES ...................................................        427,610
                                                                    -----------
NET INVESTMENT INCOME ..........................................        974,188
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FUTURES AND FOREIGN CURRENCIES
     Net realized gain (loss) from:
     Investment transactions ...................................     (1,844,736)
     Foreign currency transactions .............................      1,383,898
     Futures transactions ......................................      1,285,051
   Net change in unrealized appreciation/depreciation
     on investments, futures and foreign currencies ............     20,091,590
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES
     AND FOREIGN CURRENCIES ....................................     20,915,803
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $21,889,991
                                                                    ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                   2003                     2002
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income ................................................   $   974,188             $  1,296,569
   Net realized gain (loss) from investment, foreign currency
     and futures transactions ...........................................       824,213              (13,977,978)
   Net change in unrealized appreciation/depreciation on
     investments, foreign currency and futures contracts ................    20,091,590               (3,268,241)
                                                                            -----------             ------------
Net increase (decrease) in net assets from operations ...................    21,889,991              (15,949,650)
                                                                            -----------             ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A ............................................................    (2,732,870)                (883,867)
     Class B ............................................................       (17,000)                  (3,760)
                                                                            -----------             ------------
Total distributions .....................................................    (2,749,870)                (887,627)
                                                                            -----------             ------------
CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) resulting from Class A Shares ................    16,162,139              (22,161,159)
   Net increase resulting from Class B Shares ...........................     3,134,051                  282,490
                                                                            -----------             ------------
Net increase (decrease) in net assets from
   capital share transactions ...........................................    19,296,190              (21,878,669)
                                                                            -----------             ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................    38,436,311              (38,715,946)
                                                                            -----------             ------------
NET ASSETS
   Beginning of year ....................................................    55,525,587               94,241,533
                                                                            -----------             ------------
   End of year (including undistributed net investment income
     of $2,169,351 and $2,559,217, respectively) ........................   $93,961,898             $ 55,525,587
                                                                            ===========             ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                          2003          2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................    $  6.47       $  8.39      $ 11.14      $ 13.60      $ 11.18
                                                       -------       -------      -------      -------      -------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income 1 ........................       0.10          0.11         0.14         0.14         0.15
   Net realized and unrealized gain (loss) on
     investments, foreign currency and
     futures contracts ............................       1.94         (1.92)       (2.89)       (2.41)        2.92
                                                       -------       -------      -------      -------      -------
   Total from investment operations ...............       2.04         (1.81)       (2.75)       (2.27)        3.07
                                                       -------       -------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................      (0.30)        (0.11)          --           --        (0.23)
   Net realized gain from investment and
     futures transactions .........................         --            --           --        (0.19)       (0.42)
                                                       -------       -------      -------      -------      -------
   Total distributions ............................      (0.30)        (0.11)          --        (0.19)       (0.65)
                                                       -------       -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR ......................     $ 8.21        $ 6.47       $ 8.39       $11.14       $13.60
                                                       =======       =======      =======      =======      =======
TOTAL INVESTMENT RETURN 2 .........................      33.35%       (21.60)%     (24.69)%     (16.66)%      27.60%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...............................    $89,956       $55,265      $94,242      $80,064      $54,499
   Ratios to average net assets:
     Net investment income ........................       1.50%         1.45%        1.38%        1.17%        1.37%
     Expenses after waivers
        and/or reimbursements .....................       0.65%         0.65%        0.65%        0.65%        0.65%
     Expenses before waivers
        and/or reimbursements .....................       1.09%         0.92%        0.80%        0.92%        1.15%
   Portfolio turnover rate ........................          6%           25% 3        19%           4%          29%


--------------------------------------------------------------------------------
1 Calculated based on average shares method.
2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
3 Portfolio turnover excludes the impact of redemption in kind.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                                                                     FOR THE PERIOD
                                                                                  FOR THE          APRIL 30, 2002 1
                                                                               YEAR ENDED                  THROUGH
                                                                        DECEMBER 31, 2003        DECEMBER 31, 2002
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........................................      $6.47                     $8.33
                                                                                   ------                    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 2 ...................................................       0.04                      0.06
   Net realized and unrealized gain (loss) on investments,
     foreign currency and futures contracts ..................................       1.99                     (1.83)
                                                                                   ------                    ------
Total from investment operations .............................................       2.03                     (1.77)
                                                                                   ------                    ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................................................      (0.30)                    (0.09)
                                                                                   ------                    ------
Total distributions ..........................................................      (0.30)                    (0.09)
                                                                                   ------                    ------
NET ASSET VALUE, END OF PERIOD ...............................................      $8.20                     $6.47
                                                                                   ======                    ======
TOTAL INVESTMENT RETURN 3 ....................................................      32.97%                   (21.17)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..................................     $4,006                      $260
   Ratios to average net assets:
     Net investment income ...................................................       0.54%                     1.26% 4
     Expenses after waivers and/or reimbursements ............................       0.90%                     0.90% 4
     Expenses before waivers and/or reimbursements ...........................       1.37%                     1.30% 4
   Portfolio turnover rate ...................................................          6%                       25% 5


--------------------------------------------------------------------------------
1 Commencement of operations.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived, the total return would have been lower.
4 Annualized.
5 Portfolio turnover excludes the impact of redemption in-kind.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       20

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT EAFE(R) Equity Index Fund (the 'Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the MSCI EAFE(R) Index, which measures international stock market performance.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION
The Fund maintains its accounting records in U.S. dollars. The Fund determines the U.S. dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

--------------------------------------------------------------------------------
                                       21

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Net realized and unrealized gains and losses on foreign currency translation shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the U.S. dollar value of the foreign currency.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Fund may also use forward foreign currency contracts to enhance its performance.

The Fund determines the net U.S. dollar value of forward foreign currency contracts using prevailing exchange rates.

H. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. SECURITIES LENDING The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2003, there were no securities out on loan.

J. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor' or 'DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.45%.

On January 31, 2003, Deutschebank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investment, N.A. ('NTI'), an indirect subsidiary of Northern Trust
Corporation. Under this agreement, Deutsche Asset Management Inc. ('DeAM') remained as investment Advisor to the Fund until the Board and shareholder approval of NTI as sub-advisor to the Fund. Effective April 30, 2003, NTI serves as sub-advisor to the Fund and is paid by the Advisor for its services.


--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of average daily net assets for Class A Shares and 0.90% of average daily net assets for Class B Shares until April 30, 2005.

Prior to July 21, 2003, Deutsche Bank Trust Company Americas, Inc. ('DBT Co.'), an affiliate of the Advisor, was the Fund's custodian. Furthermore, prior to November 24, 2003, DBTCo., an affiliate of the Advisor, was the Fund's security lending agent.

Certain officers and trustees of the Fund are also officers or directors of Deutsche Asset Management, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets, which is calculated daily and paid monthly.

Effective July 21, 2003, State Street Bank and Trust Co. ('Custodian'), is the Fund's Custodian. The Fund pays the Custodian an annual fee.

The Fund pays the Distributor (PFPC Distributors, Inc.) an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of up to 0.25% of the Class B Shares average daily net assets.

NOTE 4--CAPITAL SHARE TRANSACTIONS Transactions in capital shares were as follows:
                                                                 Class A Shares
                     -----------------------------------------------------------
                              For the Year Ended             For the Year Ended
                               December 31, 2003              December 31, 2002
                     ---------------------------   -----------------------------
                          Shares          Amount        Shares           Amount
                     -----------   -------------   -----------   ---------------
Sold                  30,781,276   $ 199,881,305    66,892,323    $ 488,361,695
Reinvested               453,211       2,732,870       139,411          883,867
Redeemed
  in-kind                     --              --    (5,914,810)     (39,037,744)
Redeemed             (28,824,433)   (186,452,036)  (63,803,118)    (472,368,977)
                     -----------   -------------   -----------    -------------
Net increase
  (decrease)           2,410,054   $  16,162,139    (2,686,194)   $ (22,161,159)
                     ===========   =============   ===========    =============

                                                                  Class B Shares
                     -----------------------------------------------------------
                              For the Year Ended             For the Year Ended
                               December 31, 2003              December 31, 2002
                     ---------------------------   -----------------------------
                          Shares          Amount        Shares           Amount
                     -----------   -------------   -----------   ---------------
Sold                   1,447,277   $  10,207,762       403,227    $   2,790,215
Reinvested                 2,814          17,000           591            3,760
Redeemed              (1,001,579)     (7,090,711)     (363,640)      (2,511,485)
                     -----------   -------------   -----------    -------------
Net increase             448,512   $   3,134,051        40,178    $     282,490
                     ===========   =============   ===========    =============

--------------------------------------------------------------------------------
1 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term obligations, for the year ended December 31, 2003, were $10,480,625 and $3,045,881, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2003, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from foreign currency transactions and passive foreign investment companies. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed          Undistributed
Net Investment           Net Realized            Paid-in
        Income              Gain/Loss            Capital
--------------          -------------            -------
    $1,385,816            $(1,385,816)               $--

For federal income tax purposes, the tax basis of investments held at December 31, 2003 was $95,609,402. The net unrealized depreciation for all securities based on tax cost was $7,324,444. The aggregate gross unrealized appreciation for all investments at December 31, 2003 was $6,963,540 and the aggregate gross unrealized depreciation for all investments was $14,287,984. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment companies. The tax basis of investments excludes basis adjustments due to foreign futures, forwards and currency contracts.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the years ended December 31, 2003 and 2002 were characterized as follows for tax purposes:

Distributions paid from:           2003            2002
-----------------------            ----            ----
Ordinary income              $2,749,870        $887,627

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income            $   2,657,896
Accumulated capital loss                 $ (18,532,339)
Unrealized appreciation/(depreciation)   $  (6,820,527)

At December 31, 2003, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $18,532,339, of which $284,468 expires in 2008, $2,781,595 expires in 2009, $11,217,428 expires in
2010 and $4,248,848 expires in 2011.

For the year ended December 31, 2003, the Fund deferred to January 1, 2004 post-October capital losses of $120,699.

NOTE 7--LINE OF CREDIT
Effective April 11, 2003, the Fund entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving line of credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under its agreement.

Prior to April 11, 2003, the Fund participated with other affiliated entities in an unsecured revolving line of credit facility with a syndicate of banks in the amount of $200,000,000.

There were no significant borrowings during the fiscal year ended December 31, 2003.

NOTE 8--OPEN FORWARD FOREIGN CURRENCY CONTRACTS The Fund had the following open contracts at December 31, 2003:

                                                                                                  Unrealized
                                                                             Contract           Appreciation
Contracts to Receive              In Exchange For     Settlement Date        Value (U.S.$)            (U.S.$)
-------------------------------------------------------------------------------------------------------------
Euro                5,400,000          $6,576,822        3/12/2004           $6,794,432           $217,610
Japanese Yen      350,000,000           3,250,673        3/12/2004            3,271,245             20,572
British Pound       1,730,000           2,998,903        3/12/2004            3,076,752             77,849
-------------------------------------------------------------------------------------------------------------
                                                         Total Net Unrealized Appreciation        $316,031
-------------------------------------------------------------------------------------------------------------


NOTE9--FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2003 is as follows:

                                                                                                        Unrealized
                                                                                                     Appreciation/
Type of Futures                  Expiration        Contracts         Position       Market Value    (Depreciation)
-------------------------------------------------------------------------------------------------------------------
IBEX PLUS Index Futures          January-04                3             Long         $  291,089         $   6,471
Hang Seng Index Futures          January-04                5             Long            406,899             3,381
SPI 200 Index Futures              March-04               17             Long          1,058,313            22,434
Euro Stoxx 50                      March-04              247             Long          8,595,773            68,681
DAX Index Futures                  March-04                1             Long            125,978             1,387
CAC 40 Index Futures               March-04                2             Long             90,111             2,144
MIB 30 Index Futures               March-04                3             Long            507,574           (15,760)
Nikkei 225 Index Futures           March-04               78             Long          4,192,500           193,675
FTSE 100 Index Futures             March-04               70             Long          5,597,015           159,270
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $  441,683
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented on the previous page represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2003, the Fund pledged securities with a value of $1,794,101 to cover margin requirements on open futures contracts.

NOTE 10--REDEMPTION IN-KIND
The Fund satisfied a redemption request on November 12, 2002 with a transfer of securities and cash totaling $39,037,744. The Fund accounted for the transaction as a sale of securities, which resulted in a realized capital loss to the Fund of $1,999,835.


--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Scudder Investments VIT Funds--
Scudder VIT EAFE Equity Index Fund



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Scudder VIT EAFE Equity Index Fund as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder VIT EAFE Equity Index Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


[Ernst & Young logo omitted]

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------
                                       26

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee of the Fund. The first section of the table lists information for each Trustee who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (an 'Interested Trustee') follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt                    Chairman, Diligence LLC (international information-collection and                         68
2/3/47                             risk-management firm) (September 2000 to present); Chairman, IEP Advisors, Inc.
Trustee since 2002                 (July 1998 to present); Chairman of the Board, Weirton Steel Corporation 3
                                   (April 1996 to present); Member of the Board, Hollinger International, Inc. 3
                                   (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies)
                                   (September 1995 to present); and Member, Textron Inc.3 International Advisory
                                   Council (July 1996 to present). Formerly, Partner, McKinsey & Company
                                   (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction
                                   Talks (START) with former Soviet Union and US Ambassador to the Federal Republic
                                   of Germany (1985-1991); Member of the Board, Homestake Mining 3 (mining and exploration) (1998-February 2001), Archer Daniels Midland Company 3 (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).

------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                     Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid                66
3/28/30                            Market Neutral Funds (since May 1998) (registered investment companies); Retired
Trustee since 2002                 (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                                   Director, Vintners International Company Inc. (wine vintner) (June 1989-May
                                   1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust
                                   Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General
                                   Partner, Pemco (investment company) (June 1979-June 1986).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Gruber                   Nomura Professor of Finance, Leonard N. Stern School of Business, New York                66
7/15/37                            University (since September 1964); Trustee, CREF (pension fund) (since January
Trustee since 2002                 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital
                                   Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000)
                                   (registered investment companies). Formerly, Trustee, TIAA (pension fund)
                                   (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January
                                   1985-January 2001).

------------------------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                 Private Equity Investor (January 1997 to present); Corvis Corporation 3 (optical          66
5/27/37                            networking equipment) (July 2000 to present), Brown Investment Advisory & Trust
Trustee since 2000                 Company (investment advisor) (February 2001 to present), The Nevis Fund
                                   (registered investment company) (July 1999 to present), and ISI Family of Funds
                                   (registered investment companies) (March 1998 to present). Formerly Director,
                                   Soundview Technology Group Inc. (investment banking) (July 1998-January 2004)
                                   and Director, Circon Corp.3 (medical instruments) (November 1998-January 1999);
                                   President and Chief Executive Officer, The National Association of Securities
                                   Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating
                                   Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                                   (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank
                                   Securities Inc.) (1976-1985).

------------------------------------------------------------------------------------------------------------------------------------
Richard J. Herring                 Jacob Safra Professor of International Banking and Professor, Finance                     66
2/18/46                            Department, The Wharton School, University of Pennsylvania (since July 1972);
Trustee since 2002                 Director, Lauder Institute of International Management Studies (since July
                                   2000); Co-Director, Wharton Financial Institutions Center (since July 2000).
                                   Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June
                                   2000).

------------------------------------------------------------------------------------------------------------------------------------
Graham E. Jones                    Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995);            66
1/31/33                            Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and
Trustee since 2002                 Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since
                                   1998).

------------------------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                   President and Chief Executive Officer, The Pew Charitable Trusts (charitable              66
4/10/51                            foundation) (1994 to present); Executive Vice President, The Glenmede Trust
Trustee since 2002                 Company (investment trust and wealth management) (1983 to present).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.               Principal, Philip Saunders Associates (economic and financial consulting) (since          66
10/11/35                           November 1988). Formerly, Director, Financial Industry Consulting, Wolf &
Trustee since 2002                 Company (consulting) (1987-1988); President, John Hancock Home Mortgage
                                   Corporation (1984-1986); Senior Vice President of Treasury and Financial
                                   Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).

------------------------------------------------------------------------------------------------------------------------------------
William N. Searcy                  Private Investor since October 2003. Trustee of 18 open-end mutual funds managed          66
9/03/46                            by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings
Trustee since 2002                 Trust Officer, Sprint Corporation 3 (telecommunications).

------------------------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to            69
1/29/40                            present). Formerly, President and Trustee, Trust for Investment Managers
Trustee since 2002                 (registered investment company) (April 1999-June 2002); President, Investment
                                   Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer
                                   and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice
                                   President, Professionally Managed Portfolios (May 1991-January 2002) and
                                   Advisors Series Trust (October 1996-January 2002) (registered investment companies).

                                   * Inception date of the corporation which was the predecessor to the L.L.C.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Hale 4                  Managing Director, Deutsche Investment Management Americas Inc. (2003-present);           201
7/17/45                            Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex.
Chairman since 2002 and            Brown Inc.) and Deutsche Asset Management (1999 to present); Director and
Trustee since 2002                 President, Investment Company Capital Corp. (registered investment advisor)
                                   (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present),
                                   CABEI Fund (2000 to present), North American Income Fund (2000 to present)
                                   (registered investment companies); Director, Scudder Global Opportunities Fund
                                   (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates);
                                   President, Montgomery Street Income Securities, Inc. (2002 to present)
                                   (registered investment companies); Vice President, Deutsche Asset Management,
                                   Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies;4 funds overseen) (1992-1999).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                    DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Hale 4                  See information presented under Interested Trustee.
7/17/45
Chief Executive Officer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Brenda Lyons 5                     Managing Director, Deutsche Asset Management.
2/21/63
President since 2003

------------------------------------------------------------------------------------------------------------------------------------
John Millette 5                    Director, Deutsche Asset Management.
8/23/62
Secretary since 2003

------------------------------------------------------------------------------------------------------------------------------------
Kenneth Murphy 5                   Vice President, Deutsche Asset Management (September 2000-present); Vice
10/13/63                           President, Scudder Distributors, Inc. (December 2002-present). Formerly,
Vice President and Anti-Money      Director, John Hancock Signature Services (1992-2000).
Laundering Compliance
Officer since 2002

------------------------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum                 Director, Deutsche Asset Management.
9/14/60
Vice President since 2003
Assistant Secretary since 2002

------------------------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo 5                 Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice
8/5/57                             President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank
Treasurer since 2002               Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now
                                   PricewaterhouseCoopers LLP) (1993-1998).

------------------------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone 5              Director, Deutsche Asset Management.
11/03/65
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Lucinda H. Stebbins 5              Director, Deutsche Asset Management.
11/19/45
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo 5        Director, Deutsche Asset Management.
1/25/57
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                   Managing Director, Deutsche Asset Management (2002-present) and Director,
3/27/54                            Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset
Assistant Secretary since 2003     Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche
                                   Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States
                                   Securities and Exchange Commission (1993-1998).

------------------------------------------------------------------------------------------------------------------------------------
Caroline Pearson 5                 Managing Director, Deutsche Asset Management.
4/01/62
Assistant Secretary since 2002

------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Director or Officer first began serving in that position with the Scudder Investments VIT Funds of which this fund is a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Director who is an 'interested person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

--------------------------------------------------------------------------------

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.





This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT5AR (12/31/03) MARS#24744
[recycle logo omitted]     Printed on recycled paper

Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

[Scudder logo omitted]

[DEAM logo omitted]

ITEM 2. CODE OF ETHICS.

                  As of the end of the period, December 31, 2003, Scudder VIT EAFE Equity Index Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                  The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S. Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

                  An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                         SCUDDER EAFE EQUITY INDEX FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP ("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

-----------------------------------------------------------------------------------------------
   Fiscal Year                                                                      All
      Ended      Audit Fees Billed     Audit-Related     Tax Fees Billed to  Other Fees Billed
   December 31        to Fund       Fees Billed to Fund         Fund              to Fund
-----------------------------------------------------------------------------------------------
2003                $27,450                $0                $1,817                $0
-----------------------------------------------------------------------------------------------
2002                $26,083                $0                $1,717                $0
-----------------------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           SERVICES THAT THE FUND'S AUDITOR BILLED TO THE ADVISER AND
                        AFFILIATED FUND SERVICE PROVIDERS

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                         Audit-Related        Tax Fees              All
                         Fees Billed to       Billed to      Other Fees Billed
   Fiscal Year            Adviser and        Adviser and       to Adviser and
       Ended            Affiliated Fund    Affiliated Fund    Affiliated Fund
    December 31        Service Providers  Service Providers  Service Providers
--------------------------------------------------------------------------------
2003                       $112,900             $0                  $0
--------------------------------------------------------------------------------
2002                       $212,800             $0                  $0
--------------------------------------------------------------------------------


The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that E&Y billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

-------------------------------------------------------------------------------------------------
                                  Total Non-Audit Fees
                                 billed to Adviser and
                                    Affiliated Fund
                                   Service Providers     Total Non-Audit Fees
                                 (engagements related     billed to Adviser
                                   directly to the       and Affiliated Fund
                    Total           operations and        Service Providers
  Fiscal Year   Non-Audit Fees   financial reporting          (all other
     Ended      Billed to Fund      of the Fund)             engagements)      Total of (A), (B)
  December 31        (A)                (B)                      (C)               and (C)
-------------------------------------------------------------------------------------------------
2003                $1,817                 $0                 $3,742,000          $3,743,817
-------------------------------------------------------------------------------------------------
2002                $1,717                 $0                  $963,492            $965,209
-------------------------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.



(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT EAFE Equity Index Fund


By:                                 /s/ Richard T. Hale
                                    -----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    -----------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT EAFE Equity Index Fund

By:                                 /s/ Richard T. Hale
                                    -----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    -----------------------------


By:                                 /s/ Charles A. Rizzo
                                    -----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    -----------------------------